Segment Reporting - Revenue and Income from Vessel Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 2,450,382	$ 1,993,920	$ 1,830,085
Income (Loss) from Vessel Operations	625,132	427,159	62,746
Other Entities And Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(100,535)	(114,252)	(130,263)
Income (Loss) from Vessel Operations	6,506	2,570	(2,700)
Teekay Offshore [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	1,229,413	1,019,539	950,977
Income (Loss) from Vessel Operations	283,399	256,218	98,891
Teekay Offshore [Member] | Offshore Logistics [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	667,629	631,455	611,035
Income (Loss) from Vessel Operations	108,119	146,756	40,127
Teekay Offshore [Member] | Offshore Production [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	531,554	354,518	284,932
Income (Loss) from Vessel Operations	165,152	95,991	48,170
Teekay Offshore [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	30,230	33,566	55,010
Income (Loss) from Vessel Operations	10,128	13,471	10,594
Teekay LNG [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	397,991	402,928	399,276
Income (Loss) from Vessel Operations	181,372	183,823	176,356
Teekay LNG [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	92,935	95,502	113,582
Income (Loss) from Vessel Operations	30,172	26,955	31,926
Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	305,056	307,426	285,694
Income (Loss) from Vessel Operations	151,200	156,868	144,430
Teekay Tankers [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	504,347	235,593	170,087
Income (Loss) from Vessel Operations	184,083	58,271	3,411
Teekay Parent [Member]
Segment Reporting Information [Line Items]
Revenues	419,166	450,112	440,008
Income (Loss) from Vessel Operations	(30,228)	(73,723)	(213,212)
Teekay Parent [Member] | Offshore Production [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	277,842	259,945	282,687
Income (Loss) from Vessel Operations	(40,227)	(78,804)	(67,486)
Teekay Parent [Member] | Conventional Tankers [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	65,777	94,376	83,520
Income (Loss) from Vessel Operations	4,984	(12,407)	(158,091)
Teekay Parent [Member] | Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	75,547	95,791	73,801
Income (Loss) from Vessel Operations	$ 5,015	$ 17,488	$ 12,365